Summary of Significant Accounting Policies - Schedule of Revenue Generated (Details) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Gross billings/receipts	$ 8,096,604	$ 7,830,529	$ 14,003,123	$ 16,123,230	$ 26,229,949	$ 34,992,883
Refunds, incentives, credits, and chargebacks	(343,267)	(588,405)	(659,970)	(1,369,393)	(2,046,359)	(1,505,959)
Amounts paid to supplier						(3,827,843)
Net revenue	7,753,337	7,242,124	13,343,153	14,753,837	24,183,590	29,659,081
Subscription Revenue [Member]
Gross billings/receipts	5,599,155	7,825,160	10,159,115	16,117,861	24,471,532	28,518,660
Refunds, incentives, credits, and chargebacks	(343,267)	(588,405)	(659,970)	(1,369,393)	(2,046,359)	(1,495,458)
Amounts paid to supplier
Net revenue	5,255,888	7,236,755	9,499,145	14,748,468	22,425,173	27,023,202
Equipment Sales [Member]
Gross billings/receipts						698,954
Refunds, incentives, credits, and chargebacks						(4,000)
Amounts paid to supplier
Net revenue						694,954
Cryptocurrency Mining Revenue [Member]
Gross billings/receipts						5,775,269
Refunds, incentives, credits, and chargebacks						(6,501)
Amounts paid to supplier						(3,827,843)
Net revenue						1,940,925
Mining Revenue [Member]
Gross billings/receipts	2,493,739		3,836,285		1,745,138
Refunds, incentives, credits, and chargebacks
Amounts paid to supplier
Net revenue	2,493,739		3,836,285		1,745,138
Fee Revenue [Member]
Gross billings/receipts	3,710	5,369	7,723	5,369	13,279
Refunds, incentives, credits, and chargebacks
Amounts paid to supplier
Net revenue	$ 3,710	$ 5,369	$ 7,723	$ 5,369	$ 13,279